S000035915 [Member] Investment Objectives and Goals - iShares GNMA Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® GNMA BOND ETFTicker: GNMAStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”).